Business Combination (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Disclosure of detailed information about business combination	Details of the fair value of identifiable assets and liabilities acquired, purchase consideration and goodwill are as follows (note that fair value was not used as the measurement basis for assets and liabilities that require a different basis, which includes the office leases, contingent liabilities, income taxes and defined benefit pension plans):

(in thousands of USD)	Note	Book value	Adjustment	Fair value
Vessels	12	2,935,213	536,848	3,472,061
Right-of-use assets	12	108,886	101,865	210,751
Intangible assets	13	396	—	396
Investments	25	—	44,825	44,825
Investments in equity accounted investees	25	53,236	(44,825)	8,411
Receivables	-	15,438	—	15,438
Current assets	-	179,997	6,739	186,736
Cash and cash equivalents	-	86,803	(6,739)	80,064
LT loans and borrowings	-	(884,455)	—	(884,455)
Non-current payables	-	(284,831)	—	(284,831)
Current liabilities	-	(382,432)	—	(382,432)
Total identifiable net assets acquired		1,828,251	638,713	2,466,964

(in thousands of USD)	Acquisition of the shares on March 12, 2025
Consideration transferred in cash				1,178,960
Share in equity	40.80%
Total identifiable net assets acquired				1,006,610
Goodwill				172,350

(in thousands of USD)	Subsequent acquisitions (transactions with non- controlling shareholders)
Consideration transferred in cash subsequent purchases				137,066
Share in equity	8.55%
Total identifiable net assets acquired				210,771
Movement of equity as a result of the step acquisition of non- controlling interest				(73,705)